Financial Risk Management (Tables)	3 Months Ended
Mar. 31, 2025
Financial Risk Management [Abstract]
Schedule of Foreign Currency Translation

The following table sets forth the result of foreign currency translation into Korean won for financial assets and liabilities denominated in foreign currency of the Group as of March 31, 2025 and December 31, 2024:

	March 31, 2025
	USD	EUR	CHF
Assets in foreign currency	$1,272,464	$305,601	$591,247
Liabilities in foreign currency	11,334,006	(172,887)	(208,705)

	December 31, 2024
	USD	EUR	CHF
Assets in foreign currency	$37,902	$278,766	$582,222
Liabilities in foreign currency	1,929,368	139,672	160,875

Schedule of Impact of Strengthening (or Weakening) of the Korean Won

The following table sets forth the impact of strengthening (or weakening) of the Korean won by a hypothetical 10% against each foreign currency on the Group’s after-tax profit (or loss), assuming all other variables remain constant.

	March 31, 2025		December 31, 2024
	Rise	Fall	Rise	Fall
USD	$(1,006,154)	$1,006,154	$(189,147)	$189,147
EUR	47,849	(47,849)	13,909	(13,909)
CHF	79,995	(79,995)	42,135	(42,135)

Schedule of Group’s Liquidity Risk Analysis

The Group’s liquidity risk analysis details as of March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025
			Remaining maturity
	Book Value	Cashflow by contract	Within a year	1 year to 3 years	More than 3 years
Financial liabilities	$4,710,699	$4,846,694	$4,558,520	$288,173	$
Other Payables	8,023,117	8,023,117	8,023,117	-		-
Lease liabilities	68,359	81,827	46,028	35,800		-
Total	$12,802,176	$12,951,639	$12,627,666	$323,973		$-

	December 31, 2024
			Remaining maturity
	Book Value	Cashflow by contract	Within a year	1 year to 3 years	More than 3 years
Borrowings	$2,297,411	$2,423,008	$1,840,406	$35,048	$547,555
Other Payables	1,538,643	1,538,643	1,538,643	-	-
Lease liabilities	80,848	93,537	48,980	44,558	-
Total	$3,916,903	$4,055,188	$3,428,028	$79,605	$547,555

Schedule of Group’s Debt Ratio

The group’s debt ratio as of March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025	December 31, 2024
Net borrowings (A)
Borrowings	$4,710,699	$2,297,411
Lease liabilities	68,359	78,113
Less: cash and cash equivalents	(1,595,697)	(341,543)
	3,183,361	2,033,981
Total equity (B)	132,282,477	143,208,215
Debt ratio (A / B)	2.4%	1.4%